Stock-Based Compensation (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 28, 2022	Oct. 31, 2020	Dec. 31, 2022	Jun. 14, 2023	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Common stock reserved for issuance					750,000
Selling, general and administrative expenses (in Dollars)			$ 2,444,246
RSUs granted shares	376,582		75,000
Vested shares	50,000		726,863	326,582
Vested period			3 years
Forfeited shares			52,001
Stock-based compensation expense (in Dollars)			$ 2,444,246
Weighted average period			1 year 25 days
Granted PSUs to several employees			37,000
Forfeited and the remaining outstanding			129,000
Net revenue performance-based vesting conditions percentage			80.00%
Cash flow performance-based vesting conditions percentage			20.00%
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock reserved for issuance			4,904,596
Remain available for issuance shares			3,212,078
Issuance of common stock shares		2,043,582
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Unamortized stock based compensation expense (in Dollars)			$ 4,200,000
Weighted average period			9 months 10 days
Director [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares			106,812
Non Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Vested shares			753,357